Deferred income (Tables)	12 Months Ended
Dec. 31, 2022
Deferred income
Schedule of movement in the non-current and current deferred income

	Total	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for drug discovery platform (1)	Deferred income related to contracts in our fee-for-service segment	Other deferred income
	(Euro, in thousands)

On December 31, 2019	€3,000,646	€780,261	€2,220,013	€362	€10

Upfront received	160,000	160,000
Milestones received	90,192	90,192
Significant financing component (2)	16,278	16,278

Revenue recognition of upfront	(411,417)	(181,816)	(229,601)
Revenue recognition of milestones	(46,261)	(46,261)

Other movements	(305)			(362)	57

On December 31, 2020	2,809,133	818,654	1,990,412	—	67

Upfront received	12,643	12,643
Significant financing component (2)	9,289	9,289

Revenue recognition of upfront	(433,884)	(203,301)	(230,582)
Revenue recognition of milestones	(32,408)	(32,408)

Other movements	(67)				(67)

On December 31, 2021	2,364,701	604,875	1,759,828	—	—

Milestones received	18,238	18,238
Significant financing component (2)	7,672	7,672

Revenue recognition of upfront	(370,078)	(139,655)	(230,423)
Revenue recognition of milestones	(34,777)	(34,777)

Other movements	3,474				3,474

On December 31, 2022	€1,989,230	€456,352	€1,529,405	€—	€3,474
(1)	The upfront received and the outstanding balance on December 31, 2022 and December 31, 2021 comprise the issuance liabilities for the warrants and the upfront payment allocated to the drug discovery platform.
(2)	With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a sigificant financing component reflecting the time value of money on the estimated recognition period